COMMITMENTS AND CONTINGENCIES (Details 2) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Taxation
Number of years following the tax year for which tax declarations remain open and subject to inspection	3 years
Tax audit and assessment
Provision for income taxes	16,347.0	19,633.0	19,384.0
Other operating expenses	4,468.0	5,594.0	6,193.0
Provision Accrued for Taxes	2,999	2,278
Accrual for unrecognized income tax benefits, potential penalties and interest	342	615
MTS OJSC
Tax audit and assessment
Additional taxes, penalties and fines payable				253.4			353.9
Provision for income taxes		83.0
Other operating expenses		170.4
Decrease in amount of additional taxes, penalties and fines payable						(173.9)
Amount of appeal filed by the entity					84.2
Remaining amount of additional taxes, penalties and fines payable						180.0
Amount in respect of which no further actions were taken						137.1